Newbuildings	12 Months Ended
Dec. 31, 2012
Newbuildings [Abstract]
Newbuildings
Note 10 – Newbuildings

In US$ millions)	December 31, 2012	December 31, 2011
Opening balance	788.9	364.5
Additions	130.3	410.1
Capitalized interest and loan related costs	14.4	14.3
Re-classified as Drilling Rigs	(821.6)	—
Closing balance	112.0	788.9

Movements during the period relate to the West Capricorn and the T-15. The, West Capricorn was transferred from newbuildings to drilling rigs in June 2012.